Revenue - Summary of revenue (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
From continuing operations
Bank interest	$ 119	$ 249	$ 406
Sales revenue	119	249	406
Revenue from continuing operations	$ 119	$ 249	$ 406